Earnings Per Share (Computation Of Outstanding Shares For Basic EPS) (Details) - shares	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Ordinary share capital, shares issued	203,411,207	212,318,291
Treasury stock, shares	(3,069,003)
Ordinary shares outstanding	200,342,204	212,318,291
Unvested restricted stock	(3,030,724)	(232,140)	(139,920)
Ordinary shares outstanding for basic EPS	197,311,480	212,086,151